Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Money Market Account	$2,000,466	$2,000,466	$—	$—
Mutual Funds held in Trust Account	$51,564,084	$51,564,084	$—	$—
Liabilities
Private Warrant Liability	$1,415,020	$—	$—	$1,415,020
Subscription Warrant Liability	$5,687,820	$—	$—	$5,687,820

December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$4,188,221	$—	$—	$4,188,221

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$3,986,012	$—	$—	$3,986,012

December 31, 2020
Assets
Money Market Account	$3,092,771	$3,092,771	$—	$—
Mutual Funds held in Trust Account	$203,262,660	$203,262,660	$—	$—
Liabilities
Private Warrant Liability	$10,763,361	$—	$—	$10,763,361

Schedule of key inputs into the Monte Carlo simulation
Inputs	As of March 31, 2022	As of December 31, 2021
Risk-free interest rate	2.42%	1.30%
Expected term remaining (years)	5.33	5.50
Expected volatility	2.0%	7.6%
Stock price	$10.100	$10.020
Inputs	As of March 31, 2022	As of March 23, 2022 (Initial Measurement)	As of March 21, 2022 (Initial Measurement)
Risk-free interest rate	2.43%	2.33%	2.33%
Expected term remaining (years)	4.42	4.44	4.44
Expected volatility	2.0%	2.5%	2.4%
Stock price	$10.100	$10.080	$10.080

Inputs	As of December 31, 2021	As of December 31, 2020
Risk-free interest rate	1.30%	0.52%
Expected term remaining (years)	5.50	6.12
Expected volatility	7.6%	24.2%
Stock price	$10.020	$9.625

Schedule of change in the fair value of the Private Warrant liability
Fair value as of August 7, 2020	$—
Fair value Private Placement Warrants at issuance on December 28, 2020	9,631,197
Change in fair value	1,132,164
Fair Value as of December 31, 2020	10,763,361
Change in fair value	(6,575,140)
Fair value as of December 31, 2021	4,188,221
Fair value of Subscription warrants at issuance on March 21, 2022	5,370,185
Fair value of Subscription warrants at issuance on March 23, 2022	337,991
Change in fair value	(2,793,557)
Fair value as of March 31, 2022	$7,102,840

Fair value as of August 7, 2020	$—
Fair value as of issuance on December 28, 2020	9,631,197
Change in fair value	1,132,164
Fair Value as of December 31, 2020	10,763,361
Change in fair value	(6,575,140)
Fair value as of December 31, 2021	$4,188,221